UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Specialty Underwriters Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 28-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

   /s/ Martin F. Hollenbeck          Fairfield, Ohio          February 7, 2011
   ------------------------          ---------------          ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total           33,309
                                               (thousands)

List of Other Included Managers:

No.      File No.          Name
01      028-10798          Cincinnati Financial Corporation


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

                              COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5       SH/     COLUMN 6    COLUMN 7 COLUMN 8
           ISSUER          TITLE OF CLASS   CUSIP     FMV (000) SHARES/PRINCIPAL  PRN  INVESTMENT DIS OTH MGRS   SOLE   SHARED  NONE
3M CO                         COMMON      88579Y101       3,461           40,100  SH    SHARED-OTHER      01       -     40,100   -
AUTOMATIC DATA PROCESSING     COMMON      053015103       2,175           47,000  SH    SHARED-OTHER      01       -     47,000   -
CISCO SYSTEMS INC             COMMON      17275R102         506           25,000  SH    SHARED-OTHER      01       -     25,000   -
CLOROX COMPANY                COMMON      189054109       1,519           24,000  SH    SHARED-OTHER      01       -     24,000   -
EMERSON ELECTRIC CO           COMMON      291011104       1,143           20,000  SH    SHARED-OTHER      01       -     20,000   -
HONEYWELL INTERNATIONAL INC   COMMON      438516106       4,412           83,000  SH    SHARED-OTHER      01       -     83,000   -
INTL BUSINESS MACHINES CORP   COMMON      459200101       1,174            8,000  SH    SHARED-OTHER      01       -      8,000   -
JP MORGAN CHASE               COMMON      46625H100       1,973           46,500  SH    SHARED-OTHER      01       -     46,500   -
LEGGETT & PLATT INC           COMMON      524660107       2,162           95,000  SH    SHARED-OTHER      01       -     95,000   -
MICROSOFT CORP                COMMON      594918104       1,675           60,000  SH    SHARED-OTHER      01       -     60,000   -
NORTHERN TRUST CORP           COMMON      665859104       1,596           28,800  SH    SHARED-OTHER      01       -     28,800   -
NUCOR CORP                    COMMON      670346105       1,446           33,000  SH    SHARED-OTHER      01       -     33,000   -
PRAXAIR INC                   COMMON      74005P104       1,241           13,000  SH    SHARED-OTHER      01       -     13,000   -
SPECTRA ENERGY CORP           COMMON      847560109       3,649          146,000  SH    SHARED-OTHER      01       -    146,000   -
SYSCO CORP                    COMMON      871829107       2,058           70,000  SH    SHARED-OTHER      01       -     70,000   -
UNITED TECHNOLOGIES CORP      COMMON      913017109       2,047           26,000  SH    SHARED-OTHER      01       -     26,000   -
VERIZON COMMUNICATIONS INC    COMMON      92343V104       1,073           30,000  SH    SHARED-OTHER      01       -     30,000   -
                                                         33,309

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